Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - Schedule of Outstanding Balance of Convertible and Other Notes Issued - Related Party [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Promissory Notes Payable – Related Party Officer and his Affiliates (Details) - Schedule of Outstanding Balance of Convertible and Other Notes Issued [Line Items]
Principal		$ 8,805,316	$ 13,537
Less: Current portion		(105,062)	(13,537)
Long term portion (including accrued interest – long term)	$ 8,787,875	$ 8,700,254